Income Taxes - Schedule of Unrecognized Tax Benefits Related To Uncertain Tax Positions (Details) (10-K) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes - Schedule Of Unrecognized Tax Benefits Related To Uncertain Tax Positions Details
Balance at beginning of period	$ 154,300	$ 154,300	$ 154,300
Additions for current year's tax position
Balance at the end of period	$ 154,300	$ 154,300	$ 154,300